SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Patent	$ 867,507	$ 859,864
Less: accumulated amortization	(93,965)	(82,869)
Land use rights, net	773,542	776,995
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patent	5,674,954
Less: accumulated amortization	(23,604)
Land use rights, net	$ 5,651,351